Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 69,423
Ending balance	61,086
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	69,423	$ 73,845
Additions to tangible assets	793	5,527
Depreciation expense	(4,917)	(4,653)
Translation adjustments	(1,469)	(668)
Disposal of right-of-use asset	(2,743)
Reclassification	0
Ending balance	61,086
Ending balance		74,050
Gross value at end of period	84,473	89,689
Accumulated depreciation at end of period	(23,386)	(15,638)
Right-of-use assets [member] | Building lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	55,197	62,424
Additions to tangible assets	471	(139)
Depreciation expense	(2,773)	(2,882)
Translation adjustments	(1,242)	(584)
Disposal of right-of-use asset	(2,577)
Reclassification	0
Ending balance	49,076
Ending balance		58,819
Gross value at end of period	65,343	70,818
Accumulated depreciation at end of period	(16,267)	(11,999)
Right-of-use assets [member] | Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,226	11,421
Additions to tangible assets	322	5,666
Depreciation expense	(2,144)	(1,771)
Translation adjustments	(228)	(85)
Disposal of right-of-use asset	(166)
Reclassification	0
Ending balance	12,010
Ending balance		15,232
Gross value at end of period	19,130	18,871
Accumulated depreciation at end of period	$ (7,120)	$ (3,639)